Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79 .21%
ASSET-BACKED SECURITIES — 9 .65% **
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
0.66% 04/25/36
1
$ 103,977 $ 103,741
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/22)
7.40% 06/25/32 14,035 14,006
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/22)
2.86% 07/25/59
2
201,688 201,413
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
0.81% 11/25/35
1
1,113,170 1,112,865
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 01/20/28
1,2,3
1,117,463 1,116,390
BSPRT Issuer Ltd.,
Series 2018-FL4, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.16% 09/15/35
1,2,3
90,642 90,665
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.92% 04/15/34
1,2,3
612,500 612,806
Carrington Mortgage Loan Trust,
Series 2005-NC4, Class M2
(LIBOR USD 1-Month plus 0.75%)
0.85% 09/25/35
1
36,843 38,546
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
0.37% 05/25/37
1
351,416 337,365
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.44%)
0.54% 11/25/36
1
800,000 796,117
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
(LIBOR USD 1-Month plus 0.80%)
0.90% 02/25/36
1
56,709 56,753
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.00%)
1.11% 10/25/35
1
764,112 771,907
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.77% 04/25/35
1
575,477 573,865
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.00% 10/25/35
1
$ 1,250,000 $ 1,255,241
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.88% 09/25/35
1
899,066 901,971
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A1
(LIBOR USD 1-Month plus 0.58%)
0.68% 10/25/35
1
507,218 507,687
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/36
1
816,494 809,459
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
1.31% 12/16/36
1,2,3
910,000 910,050
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
(LIBOR USD 1-Month plus 0.74%)
0.84% 10/25/35
1
246,346 246,804
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.79% 11/25/35
1
417,412 416,630
GSAMP Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.42% 05/25/46
1
538,577 537,824
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.23% 05/25/34
1,2
226,025 226,821
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.54%)
0.64% 12/25/35
1
165,490 165,161
Invitation Homes Trust,
Series 2018-SFR2, Class B
(LIBOR USD 1-Month plus 1.08%)
1.19% 06/17/37
1,2
999,843 1,000,194
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A5
(LIBOR USD 1-Month plus 0.25%)
0.35% 07/25/36
1
43,569 43,458
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.92% 04/15/31
1,2,3
681,818 682,158

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.24% 05/15/28
1,2,3
$ 215,683 $ 215,595
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.79% 03/25/35
1
385,558 386,674
MF1 Ltd.,
Series 2020-FL4, Class A
(SOFR30A plus 1.81%)
1.86% 11/15/35
1,2
485,000 487,465
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.70% 10/27/36
1,2
277,910 275,150
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.07% 07/15/29
1,2,3
675,000 673,981
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 04/21/34
1,2,3
187,500 187,594
Option One Mortgage Loan Trust Asset-Backed Certificates
2005-5,
Series 2005-5, Class M1
(LIBOR USD 1-Month plus 0.59%)
0.69% 12/25/35
1
559,042 563,866
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.96% 02/20/28
1,2,3
604,348 603,937
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.96% 05/20/29
1,2,3
628,692 629,073
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
1.05% 06/25/35
1
265,660 266,854
Progress Residential Trust,
Series 2019-SFR1, Class A
3.42% 08/17/35
2
529,477 530,476
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.60% 04/25/36
1
522,297 523,317
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Residential Asset Securities Corp.,
Series 2006-KS7, Class A4
(LIBOR USD 1-Month plus 0.24%)
0.34% 09/25/36
1
$ 475,965 $ 475,948
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.67% 12/15/27
1,2
116,720 116,736
SLM Student Loan Trust,
Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
0.42% 07/25/25
1
119,574 119,540
SLM Student Loan Trust,
Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
0.59% 01/26/26
1
70,003 69,893
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 06/25/43
1
109,461 108,227
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.78% 06/25/35
1
1,019,818 1,017,020
Soundview Home Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.60%)
0.70% 02/25/36
1
236,558 236,598
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A3
(LIBOR USD 1-Month plus 0.34%)
0.44% 06/25/36
1
214,572 214,608
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.82% 09/25/35
1
294,426 294,199
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 07/25/36
1,2
255,360 252,775
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 04/25/36
1
491,005 477,688
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
2,4,5
1,180,080 15,133
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.24% 11/15/37
1,2,3
524,734 524,831

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
2
$ 1,069,270 $ 1,082,895
Total Asset-Backed Securities
(Cost $23,637,032) 23,879,971
CORPORATES — 20 .59% *
Banking — 7 .37%
Bank of America Corp.
2.88% 04/24/23
6
3,600,000 3,623,626
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
2,3,6
235,000 239,849
3.80% 06/09/23
3
580,000 601,273
DNB Bank ASA
(Norway)
0.86% 09/30/25
2,3,6
715,000 705,621
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,6
1,000,000 988,013
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
1,3
795,000 802,198
JPMorgan Chase & Co.
3.21% 04/01/23
6
2,400,000 2,414,417
(LIBOR USD 3-Month plus 1.00%)
1.12% 01/15/23
1
200,000 200,176
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,6
1,345,000 1,367,349
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
2,3,6
850,000 843,054
3.19% 11/28/23
2,3,6
380,000 386,707
Morgan Stanley
(GMTN)
3.13% 01/23/23 2,350,000 2,408,274
NatWest Group PLC
(United Kingdom)
3.50% 05/15/23
3,6
1,000,000 1,008,831
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
3
750,000 750,321
4.80% 11/15/24
3,6
425,000 451,271
UBS AG
(Switzerland)
0.70% 08/09/24
2,3
610,000 602,649
Wells Fargo & Co.
(MTN)
3.75% 01/24/24 805,000 846,119
18,239,748
Communications — 1 .04%
Qwest Corp.
7.25% 09/15/25 400,000 468,564
SES SA
(Luxembourg)
3.60% 04/04/23
2,3
600,000 617,336
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
$ 1,202,500 $ 1,259,637
5.15% 03/20/28
2
200,000 220,795
2,566,332
Consumer Discretionary — 0 .89%
Imperial Brands Finance PLC
(United Kingdom)
3.75% 07/21/22
2,3
945,000 955,115
Pernod Ricard SA
(France)
4.25% 07/15/22
2,3
600,000 611,799
Reynolds American, Inc.
4.85% 09/15/23 600,000 636,960
2,203,874
Electric — 0 .45%
Alliant Energy Finance LLC
3.75% 06/15/23
2
725,000 751,216
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 350,000 353,450
1,104,666
Energy — 0 .85%
Energy Transfer LP
5.95% 12/01/25 900,000 1,024,384
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,000,000 1,075,892
2,100,276
Finance — 3 .73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
1.65% 10/29/24
3
510,000 509,703
Air Lease Corp.
2.25% 01/15/23 600,000 607,611
3.50% 01/15/22 200,000 200,178
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
383,000 372,309
Capital One Financial Corp.
1.34% 12/06/24
6
610,000 613,911
Citigroup, Inc.
3.14% 01/24/23
6
2,450,000 2,453,287
(LIBOR USD 3-Month plus 0.95%)
1.07% 07/24/23
1
308,000 308,904
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
290,000 290,262
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 1,045,000 1,047,575
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 1,395,000 1,391,378

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
(MTN)
0.53% 01/25/24
6
$ 90,000 $ 89,713
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
2,3,6
540,000 544,433
3.77% 03/08/24
2,3,6
680,000 700,590
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
2,3
100,000 103,239
9,233,093
Health Care — 2 .65%
AbbVie, Inc.
3.20% 11/06/22 600,000 610,192
3.25% 10/01/22 200,000 202,842
Baxter International, Inc.
0.87% 12/01/23
2
615,000 612,599
Bayer U.S. Finance II LLC
2.20% 07/15/22
2
600,000 601,892
3.88% 12/15/23
2
1,140,000 1,191,860
CVS Health Corp.
3.50% 07/20/22 600,000 606,764
Dignity Health
3.13% 11/01/22 150,000 152,503
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
2
200,000 200,716
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
2
585,000 600,405
Humana, Inc.
0.65% 08/03/23 610,000 607,318
3.15% 12/01/22 600,000 609,913
Viatris, Inc.
1.13% 06/22/22 550,000 551,200
6,548,204
Industrials — 0 .77%
Berry Global, Inc.
0.95% 02/15/24 635,000 629,386
Boeing Co. (The)
1.43% 02/04/24 375,000 374,765
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
1
142,000 139,230
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
2,3
750,000 774,630
1,918,011
Information Technology — 0 .54%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
2,3
220,000 230,422
Skyworks Solutions, Inc.
0.90% 06/01/23 505,000 502,540
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
VMware, Inc.
1.00% 08/15/24 $ 610,000 $ 604,779
1,337,741
Insurance — 0 .71%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
500,000 500,923
Nationwide Mutual Insurance Co.
2.49% 12/15/24
2,6
670,000 670,813
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
570,000 598,355
1,770,091
Materials — 0 .15%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
2
375,000 375,078
Real Estate Investment Trust (REIT) — 1 .03%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 600,000 616,393
GLP Capital LP/GLP Financing II, Inc.
5.38% 11/01/23 1,000,000 1,062,291
SL Green Operating Partnership LP
3.25% 10/15/22 870,000 883,631
2,562,315
Services — 0 .37%
IHS Markit Ltd.
(Bermuda)
5.00% 11/01/22
2,3
880,000 908,763
Transportation — 0 .04%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 75,103 75,974
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 12,371 12,470
88,444
Total Corporates
(Cost $51,064,993) 50,956,636
MORTGAGE-BACKED — 24 .97% **
Non-Agency Commercial Mortgage-Backed — 8 .25%
AREIT Trust,
Series 2020-CRE4, Class A
(Cayman Islands)
(SOFR30A plus 2.73%)
2.78% 04/15/37
1,2,3
270,113 270,504
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class A2
3.19% 02/15/50 103,118 103,123

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.91% 12/15/36
1,2
$ 555,302 $ 555,489
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 394,470 408,037
Citigroup Commercial Mortgage Trust,
Series 2016-C2, Class A2
1.85% 08/10/49 407,000 408,976
Citigroup Commercial Mortgage Trust,
Series 2020-WSS, Class A
(LIBOR USD 1-Month plus 1.95%)
2.06% 02/15/39
1,2
761,777 768,435
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.82% 10/15/45 1,276,133 1,283,225
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83% 07/10/45 188,443 192,183
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.27% 01/10/46
6
2,446,821 17,723
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 451,628 465,194
Commercial Mortgage Trust,
Series 2015-CR22, Class A2
2.86% 03/10/48 1,354,293 1,361,385
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 950,000 959,364
DBWF Mortgage Trust,
Series 2018-AMXP, Class A
3.75% 05/05/35
2,6
1,500,000 1,501,230
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
1.14% 12/15/36
1,2
850,000 849,338
GS Mortgage Securities Trust,
Series 2012-ALOH, Class A
3.55% 04/10/34
2
1,571,000 1,571,246
GS Mortgage Securities Trust,
Series 2013-GC14, Class A4
3.96% 08/10/46 728,880 743,557
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
2
309,804 312,290
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3
3.51% 05/15/45 325,761 326,506
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class A3
3.88% 12/15/46 647,630 663,348
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.58% 10/15/46
6
$ 2,705,609 $ 20,287
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class A3
3.77% 04/15/47 93,809 96,627
MSCG Trust,
Series 2018-SELF, Class A
(LIBOR USD 1-Month plus 0.90%)
1.01% 10/15/37
1,2
1,300,000 1,300,283
PFP Ltd.,
Series 2019-5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 0.97%)
1.08% 04/14/36
1,2,3
933,761 934,257
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
0.83% 11/15/38
1,2
1,130,000 1,125,337
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
1.85% 05/10/45
2,6
365,887 16
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA (IO)
0.90% 03/10/46
2,6
3,654,883 20,700
VMC Finance LLC,
Series 2019-FL3, Class A
(LIBOR USD 1-Month plus 1.10%)
1.21% 09/15/36
1,2
421,557 421,783
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A2
2.68% 04/15/50 416,385 418,401
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A2
2.60% 06/15/49 360,662 360,584
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 35,011 35,217
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 12,898 12,943
Wells Fargo Commercial Mortgage Trust,
Series 2018-C47, Class A2
4.36% 09/15/61 868,000 906,903
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43% 06/15/45 442,314 443,451
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.85% 11/15/45
2,6
1,342,426 11,190
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A3
3.66% 03/15/47 1,540,342 1,543,426
20,412,558

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 1 .11%
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
2.74% 05/25/35
6
$ 22,576 $ 22,476
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 18,477 18,939
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,734 2,786
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.85% 03/25/35
1
185,830 186,331
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.66% 02/25/34
6
6,048 6,086
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
2.25% 11/25/32
6
17,449 17,653
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.84% 07/19/44
1
95,298 92,634
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 10/25/35
1
253,486 254,006
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.88% 12/25/34
1
297,516 253,503
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
2.82% 10/25/34
6
95,240 94,564
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
2.23% 04/25/35
6
95,353 96,619
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
2.61% 10/25/34
6
90,321 90,321
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
6
18,811 19,635
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
2.04% 12/25/32
1
140,266 140,706
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.74% 02/25/35
1
581,945 585,162
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00% 09/26/35
2,6
318,472 318,472
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 02/28/22)
3.00% 05/25/36
2
$ 359,595 $ 359,595
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,570 11
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.82% 12/25/34
6
56,658 56,055
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.48% 06/25/42
1
11,919 11,911
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.56% 06/25/33
6
35,580 35,344
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.60% 06/25/35
1
99,623 86,171
2,748,980
U.S. Agency Commercial Mortgage-Backed — 1 .92%
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.15% 04/25/22
6
124,295 26
Fannie Mae-Aces,
Series 2016-M11, Class AL
2.94% 07/25/39 148,978 151,412
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X1 (IO)
1.38% 06/25/22
6
8,512,080 26,803
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
0.59% 07/25/23
1
108,846 108,978
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 163,950 167,151
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 571,116 578,507
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ28, Class A1
1.77% 02/25/25 177,744 179,543
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 597,952 591,518

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 $ 706,948 $ 692,699
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.64% 09/25/25
6
3,428,357 79,469
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class A2H
2.81% 01/25/46
6
45,247 45,345
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
0.82% 05/25/44
1
144,645 144,751
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
2.69% 04/25/46
6
111,241 114,801
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
6
89,526 90,008
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
6
125,940 127,323
Ginnie Mae,
Series 2010-159, Class D
4.30% 09/16/44
6
417,432 425,951
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
6
2,880,682 103
Ginnie Mae,
Series 2011-58, Class C
3.87% 08/16/51
6
92,564 93,424
Ginnie Mae,
Series 2011-92, Class C
3.74% 04/16/52
6
1,066,788 1,090,957
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.54% 01/16/53
6
2,206,982 38,551
4,747,320
U.S. Agency Mortgage-Backed — 13 .69%
Fannie Mae Pool 254548
5.50% 12/01/32 63,650 72,012
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
1.76% 11/01/32
1
11,472 11,525
Fannie Mae Pool 555424
5.50% 05/01/33 42,387 47,629
Fannie Mae Pool 567002
8.00% 05/01/23 2,689 2,720
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655133
7.00% 08/01/32 $ 5,861 $ 6,141
Fannie Mae Pool 655151
7.00% 08/01/32 5,027 5,128
Fannie Mae Pool 762525
6.50% 11/01/33 18,419 20,190
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
1.81% 04/01/34
1
60,683 62,088
Fannie Mae Pool AD0538
6.00% 05/01/24 10,547 10,941
Fannie Mae Pool AE0443
6.50% 10/01/39 48,439 55,751
Fannie Mae Pool AL0851
6.00% 10/01/40 44,521 51,483
Fannie Mae Pool AM4580
3.43% 10/01/23 466,962 481,834
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.75% 05/25/23
1
152 160
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
1
847 932
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.05% 10/25/31
1
63,415 64,908
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
1.10% 08/25/31
1
68,828 70,044
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
1
9,061 9,903
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
0.55% 04/25/34
1
203,406 204,519
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
1
10,049 11,009
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
0.35% 08/25/35
1
109,466 109,769
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
6.60% 07/25/37
1
63,892 13,167

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/25/40
1
$ 43,711 $ 44,071
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.13% 11/25/36
1
250,821 49,620
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.50% 09/25/40
1
61,810 62,182
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
0.67% 06/25/41
1
842,272 856,418
Fannie Mae REMICS,
Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
0.60% 12/25/39
1
57,980 57,980
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
0.35% 11/25/48
1
56,182 56,191
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 01/25/50
1
123,141 124,033
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 03/25/50
1
439,016 441,453
Freddie Mac REMICS,
Series 1526, Class L
6.50% 06/15/23 357 369
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
1.06% 10/15/31
1
56,964 58,070
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.71% 10/15/33
1
425,677 431,735
Freddie Mac REMICS,
Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
0.43% 10/15/34
1
115,041 115,173
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
0.81% 08/15/35
1
272,238 277,670
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.41% 08/15/35
1
253,362 254,999
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.41% 08/15/35
1
$ 50,897 $ 51,226
Freddie Mac REMICS,
Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
0.86% 07/15/32
1
1,062 1,063
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.51% 11/15/40
1
30,249 30,137
Freddie Mac REMICS,
Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
0.36% 02/15/26
1
18,770 18,773
Freddie Mac REMICS,
Series 3879, Class MF
(LIBOR USD 1-Month plus 0.35%)
0.46% 09/15/38
1
21,381 21,392
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
0.61% 07/15/41
1
166,434 168,508
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
0.46% 05/15/26
1
37,469 37,567
Freddie Mac REMICS,
Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
0.46% 05/15/40
1
37,727 37,740
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
0.46% 04/15/41
1
128,441 128,687
Freddie Mac REMICS,
Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
0.46% 10/15/39
1
61,830 61,909
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.61% 06/15/42
1
185,313 186,850
Ginnie Mae (TBA)
2.00% 02/20/52 2,400,000 2,419,094
2.50% 01/20/52 6,000,000 6,144,837
2.50% 02/20/52 5,825,000 5,952,643
Ginnie Mae I Pool BW5284
3.55% 10/15/50 1,176,747 1,178,220
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.13% 10/20/31
1
6,013 6,243

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 06/20/32
1
$ 73,378 $ 76,238
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/32
1
7,416 7,694
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 04/20/33
1
53,399 54,351
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.13% 12/20/23
1
3,570 3,617
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/25
1
10,657 10,930
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/42
1
44,851 46,812
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/20/32
1
64,778 65,091
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/20/32
1
95,555 96,016
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
1.50% 01/16/34
1
344,815 350,067
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
0.91% 10/16/39
1
84,144 86,006
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
0.56% 07/16/39
1
31,249 31,445
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
1
1,263,086 12,681
UMBS (TBA)
2.00% 02/01/52 4,825,000 4,799,767
2.50% 02/01/52 7,525,000 7,664,406
33,891,827
Total Mortgage-Backed
(Cost $62,505,884) 61,800,685
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .70% *
Colorado — 0 .39%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 $ 965,000 $ 964,880
Florida — 0 .31%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 755,000 764,343
Total Municipal Bonds
(Cost $1,729,212) 1,729,223
U.S. TREASURY SECURITIES — 23 .30%
U.S. Agency Discount Notes — 1 .08%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,680,000 2,664,185
U.S. Treasury Notes — 22 .22%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.06%)
0.14% 10/31/22
1
12,500,000 12,505,088
(US Treasury Bill Yield 3-Month plus 0.11%)
0.20% 04/30/22
1
10,000,000 10,003,911
U.S. Treasury Notes
0.38% 10/31/23 8,455,000 8,406,780
0.50% 11/30/23 11,565,000 11,521,857
0.75% 12/31/23 5,445,000 5,446,595
0.75% 11/15/24 2,315,000 2,302,527
0.88% 09/30/26 385,000 378,388
1.13% 10/31/26 475,000 472,128
1.25% 11/30/26 1,995,000 1,995,000
1.25% 12/31/26 1,975,000 1,974,528
55,006,802
Total U.S. Treasury Securities
(Cost $57,744,352) 57,670,987
Total Bonds — 79 .21%
(Cost $196,681,473)
196,037,502
Issues Shares Value
Purchased Options - 0.02%
(Cost $91,284) 65,250
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 30 .66%
Foreign Government Obligations — 1 .93%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
7
02/28/22
3
550,000,000 4,777,002
Money Market Funds — 2 .44%
Dreyfus Government Cash Management Fund
0.03%
8
2,132,000 2,132,000

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
8
39,618 $ 39,618
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
8
3,859,000 3,859,000
6,030,618
U.S. Agency Discount Notes — 2 .46%
Federal Home Loan Bank
1.04%
7
06/14/24 $ 2,430,000 2,428,449
1.20%
7
12/23/24 3,660,000 3,662,474
6,090,923
U.S. Treasury Bills — 23 .83%
U.S. Treasury Bills
0.05%
7
02/10/22 15,000,000 14,999,565
0.04%
7
03/03/22 12,000,000 11,999,164
0.05%
7
04/21/22 10,000,000 9,997,675
0.07%
7
04/28/22 15,000,000 14,996,586
0.08%
7
05/26/22 5,000,000 4,998,213
0.18%
7
06/23/22 2,000,000 1,998,308
58,989,511
Total Short-Term Investments
(Cost $75,905,388) 75,888,054
Total Investments Before Written Options - 109.89%
(Cost $272,678,145) 271,990,806
Written Options - (0.07)%
(Cost $(201,262)) (181,906)
Liabilities in Excess of Other Assets - (9.82)% (24,311,027)
Net Assets - 100.00% $ 247,497,873
1
Floating rate security. The rate disclosed was in effect at December 31, 2021.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $15,133, which is 0.01% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Represents annualized yield at date of purchase.
8
Represents the current yield as of December 31, 2021.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 4,825,006 JPY 550,000,000 Goldman Sachs International 02/28/22 $ 46,698
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 100 03/31/22 $ (12,097,656) $ (30,170) $ (30,170)
U.S. Treasury Two-Year Note 60 03/31/22 (13,090,313) 20,155 20,155
U.S. Treasury Ten-Year Ultra Bond 45 03/22/22 (6,589,688) (76,685) (76,685)
U.S. Treasury Ultra Bond 10 03/22/22 (1,971,250) (8,069) (8,069)
TOTAL FUTURES CONTRACTS $ (33,748,907) $ (94,769) $ (94,769)

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 $ 390,000 $ 24,365 $ 23,522 $ 843
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 145 $ 98.75 09/16/22 $ 7,140,525 $ 65,250
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 145 $ 99.00 09/16/22 $ (6,426,473) $ (36,250)
IMM Eurodollar 2-Year MIDCV Future Options 70 98.25 09/16/22 (8,603,438) (60,812)
(15,029,911) (97,062)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 145 $ 97.88 09/16/22 $ (1,071,079) $ (37,156)
IMM Eurodollar 2-Year MIDCV Future Options 70 98.25 09/16/22 (8,603,438) (47,688)
(9,674,517) (84,844)
TOTAL WRITTEN OPTIONS $ (24,704,428) $ (181,906)

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 4,777,002 $ — $ 4,777,002
Money Market Funds 6,030,618 — — 6,030,618
U.S. Agency Discount Notes — 6,090,923 — 6,090,923
U.S. Treasury Bills 58,989,511 — — 58,989,511
Long-Term Investments:
Asset-Backed Securities — 23,864,838 15,133 23,879,971
Corporates — 50,956,636 — 50,956,636
Mortgage-Backed Securities — 61,800,685 — 61,800,685
Municipal Bonds — 1,729,223 — 1,729,223
Purchased Options 65,250 — — 65,250
U.S. Treasury Securities 55,006,802 2,664,185 — 57,670,987
Other Financial Instruments
*
Assets:
Credit contracts — 24,365 — 24,365
Foreign currency exchange contracts — 46,698 — 46,698
Interest rate contracts 20,155 — — 20,155
Liabilities:
Interest rate contracts (296,830) — — (296,830)
Total $ 119,815,506 $ 151,954,555 $ 15,133 $ 271,785,194
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures and written options.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ — $ 18,543
Accrued discounts/premiums (4,669) —
Realized gain (loss) — —
Change in unrealized appreciation* 1,259 —
Purchases — —
Sales — —
Other** 18,543 (18,543)
Transfers into Level 3*** — —
Transfers out of Level 3*** — —
Balance as of
December 31, 2021
$ 15,133 $ —
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $1,259 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $15,133 Third-Party Vendor Vendor Prices $1.28 $1.28
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.